Income Taxes - Schedule of Components of Income Tax Expense (Details) (10K) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Current: Federal						$ 3,483
Current: State						609
Current: Income tax expense						4,092
Deferred: Federal						(1,738)
Deferred: State						(36)
Deferred: Income tax expense						(1,774)
Income tax expense		$ 2,099	$ 1,176	$ 1,625	$ 3,284	$ 2,318
Predecessor [Member]
Current: Federal	$ 85						$ 5,253
Current: State	3						862
Current: Income tax expense	88						6,115
Deferred: Federal	460						(859)
Deferred: State	170						(171)
Deferred: Income tax expense	630						(1,030)
Income tax expense	$ 718						$ 5,085